TAXES (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
SCHEDULE OF COMPONENTS OF INCOME TAX PROVISION	The components of the income tax provision are:
Years Ended December 31,
	2022	2021	2020
Current	$-	$-	$-
Deferred	-	-	-
Total income tax provision	$-	$-	$-

SCHEDULE OF PROVISION FOR INCOME TAXES

The loss before provision for income taxes is attributable to the following geographic locations for the years ended December 31:

	Years Ended December 31,
	2022	2021	2020
Indonesia	$(1,220,088)	$(3,724,160)	$(1,867,427)
Foreign	(1,902,504)	(2,359,219)	(5,084,271)
Total loss before income taxes	$(3,122,592)	$(6,083,379)	$(6,951,698)

SCHEDULE OF RECONCILIATION OF INCOME TAXES PROVISION

The reconciliation of income taxes provision computed at the statutory tax rate applicable to income tax provision are as follows:

	Years Ended December 31,
	2022	2021	2020
Loss before income tax	$(3,122,592)	$(6,083,379)	$(6,951,698)
Computed income tax benefit with statutory income tax rate	(686,970)	(1,338,343)	(1,737,925)
Effect of tax holiday and preferential tax rate	-	-	16,759
Effect of different tax rates in other jurisdictions	418,276	518,955	1,281,519
Effect of different tax rates for the TAC/KSO operations	(26,458)	(100,210)	(86,668)
Effect of tax exemption for unrecovered expenditures on TAC/KSO operations	220,486	835,085	520,007
Effect of tax rates adjustment	-	(48,370)	-
Change in valuation allowance	74,666	132,883	6,308
Total income tax provision	$-	$-	$-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES

The components of the deferred tax assets and deferred tax liabilities are as follows:

	As of December 31,
	2022	2021
Deferred tax assets
Tax loss carry forwards	$290,752	$216,086
Operating lease liabilities	87,862	-
Total deferred tax assets, gross	378,614	216,086
Less: valuation allowance	(290,752)	(216,086)
Total deferred tax assets, net	$87,862	$-

Deferred tax liabilities
Operating lease right-of-use assets	(87,862)	-
Total deferred tax liabilities	(87,862)	-
Deferred tax assets, net	-	-
Deferred tax liabilities, net	-	-